Oppenheimer
Limited-Term Government Fund

Prospectus dated January 28, 2002

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                                                             Oppenheimer Limited-Term Government Fund is a mutual
                                                             fund that seeks high current return and safety of
                                                             principal. It invests primarily in debt instruments
                                                             issued or guaranteed by the U.S. government or its
                                                             agencies and instrumentalities, including
                                                             mortgage-backed securities. The Fund attempts to
                                                             maintain an average effective portfolio duration of not
                                                             more than three years.

                                                                  This Prospectus contains important information
                                                             about the Fund's objective, its investment policies,
                                                             strategies and risks. It also contains important
As with all mutual funds, the Securities and Exchange        information about how to buy and sell shares of the
Commission has not approved or disapproved the Fund's        Fund and other account features. Please read this
securities nor has it determined that this Prospectus is     Prospectus carefully before you invest and keep it for
accurate or complete. It is a criminal offense to            future reference about your account.
represent otherwise.
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Contents

                  About the Fund
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         3        The Fund's Investment Objective and Strategies

         4        Main Risks of Investing in the Fund

         6        The Fund's Past Performance

         7        Fees and Expenses of the Fund

         8        About the Fund's Investments

         13       How the Fund is Managed

         About Your Account
-------------------------------------------------------------------------------------------------------------------

         14       How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

         22       Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Web Site
                  Retirement Plans

         24       How to Sell Shares
                  By Wire
                  By Mail
                  By Telephone
                  By Checkwriting

         27       How to Exchange Shares

         28       Shareholder Account Rules and Policies

         30       Dividends, Capital Gains and Taxes

         31       Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks high current return and safety of principal.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests only in U.S. government debt securities, repurchase agreements on those securities and hedging instruments approved by its Board of Trustees. That is a fundamental policy.

         U.S. government securities are debt securities that are issued or guaranteed by the U.S. Treasury, such as Treasury bills, notes or bonds, and securities issued or guaranteed by U.S. government agencies or federally-chartered entities that are referred to as "instrumentalities" of the U.S. government. The Fund invests significant amounts of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations ("CMOs") and mortgage participation certificates. They include mortgage-related securities issued or guaranteed by instrumentalities of the U.S. government, such as the Government National Mortgage Association. All of these different types of securities are generally referred to as "U.S. government securities" in this
Prospectus.

         Not all of the U.S. government securities the Fund buys are backed by the full faith and credit of the
U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the issuer to borrow from the U.S. Treasury. Others are backed only by the credit of the instrumentality. The securities the
Fund buys may pay interest at fixed or floating rates, or may be "stripped" securities whose interest coupons have been separated from the security and sold separately.

         The Fund seeks to maintain an average effective portfolio duration of not more than three years
(measured on a dollar-weighted basis) to try to reduce the volatility of the value of its securities portfolio.
However, the Fund can invest in securities that have short-, medium- or long-term maturities and may use derivative investments to try to reduce interest rate risks. Because of market events and interest rate changes, the duration of the portfolio might not meet that target at all times. The Fund's investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR
SELL? In selecting securities for the Fund, the Fund's portfolio managers compare the yields, relative values and risks of different types of U.S. government securities. They consider a variety of factors that may change over time and may vary in particular cases. Currently they look for:
o        Sectors of the U.S. government debt market that they believe offer good relative values,
o        Securities that have high income potential,
o        Securities that help reduce exposure to changes in interest rates to help preserve principal and help the Fund meet its duration target, and
o        Different types of U.S. government and government agency securities to provide portfolio diversity to help preserve principal.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking current income and who want a fund that also has the goal of safety of principal and invests mainly in U.S. government securities. However, the
Fund's share prices and income levels will fluctuate.  The Fund's share prices and distributions are not insured or guaranteed by the U.S. government.  The Fund is meant to be a long-term investment, not a short-term trading vehicle.  The Fund may be appropriate for a portion of a retirement plan's investments.  Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in value from a number of factors, described below. There is also the risk that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

INTEREST RATE RISKS.  Debt securities are subject to changes in value when prevailing interest rates change.
When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and those securities may sell at a discount from their face amount. The magnitude of these price fluctuations is generally greater for debt securities having longer maturities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.

         At times, the Fund might buy some longer-term debt securities to seek higher income while seeking to limit the portfolio's duration by using derivatives or other investment techniques. When the average duration of the Fund's portfolio is relatively longer, its share price may fluctuate more when interest rates change. The
Fund's practice of seeking to limit the effective average duration of its overall portfolio to not more than three years is intended to reduce share price volatility. Nevertheless, the Fund's duration management strategy might not be successful, and if it is not, the prices of its portfolio securities, and therefore its share prices, could be more volatile than anticipated.

         The Fund buys zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments). Their prices may go up or down more than the prices of other types of debt securities in response to interest rate changes.

PREPAYMENT RISK.  Mortgage-related securities are subject to the risks of unanticipated prepayment. The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. The risk is that when interest rates fall, borrowers under the mortgages that underlie these securities will prepay their mortgages more quickly than expected, causing the issuer of the security to prepay the principal to the Fund prior to the security's expected maturity.  The Fund may be required to reinvest the proceeds at a lower interest rate, reducing its income.  Mortgage-related securities subject to prepayment risk have greater potential for loss when prevailing interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.  If the Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium.

         If interest rates rise rapidly, prepayments of mortgages may occur at a slower rate than expected, and the expected maturity of short-term or medium-term mortgage-related securities could lengthen as a result. That could cause their values, and the prices of the Fund's shares, to fall.

CREDIT RISK. Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. Securities directly issued by the U.S. Treasury and certain U.S. government agencies that are backed by the full faith and credit of the U.S. government have little credit risk. Securities issued by other agencies or instrumentalities of the U.S.
government generally have low credit risks. Securities issued by private issuers have greater credit risks. If the issuer fails to pay interest, the Fund's income may be reduced.  If the issuer fails to repay principal, the value of that security and of the Fund's shares may fall.

RISKS OF DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased income or to try to hedge investment and interest rate risks and preserve capital. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, stripped securities, mortgage-related obligations and interest rate swaps are examples of derivatives the Fund can use.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment.
Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could fall and the
Fund could get less income than expected, or its hedge might be unsuccessful.  Some derivatives may be illiquid, making it difficult to value or sell them at an acceptable price. The Fund has limits on the amount of particular types of derivatives it can hold, other than mortgage-related derivative instruments. Using derivatives can increase the volatility of the Fund's share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

         Although U.S. government securities backed by the full faith and credit of the U.S. government and securities issued or guaranteed by U.S. government agencies and instrumentalities have little credit risk, they are subject to interest rate risks. Collateralized mortgage obligations and other mortgage-related securities in particular are subject to a number of risks that can affect their values and income payments. These risks can cause the Fund's share prices and yield to fluctuate. In the OppenheimerFunds spectrum, the Fund is generally less aggressive than bond funds that invest in corporate debt securities. It is more risky than a money market fund that seeks a stable share price.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the
Fund's performance (for its Class A shares) from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index and a secondary maturity-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 4.02%
(2Q'92) and the lowest return (not annualized) for a calendar quarter was -2.17% (1Q'92).

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                                                 1 Year                5 Years                    10 Years
------------------------------------------
Average   Annual  Total  Returns  for  the    (or life of       (or life of class, if      (or life of class, if
periods ended December 31, 2001             class, if less)             less)                      less)
------------------------------------------- ----------------- -------------------------- ---------------------------
------------------------------------------- ----------------- -------------------------- ---------------------------
Class A Shares (inception 3/10/86)               3.19%                  5.43%                      5.49%
------------------------------------------- ----------------- -------------------------- ---------------------------
------------------------------------------- ----------------- -------------------------- ---------------------------
Lehman Bros. U.S. Gov't Bond Index               7.23%                  7.40%                      7.14%1
------------------------------------------- ----------------- -------------------------- ---------------------------
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Lehman Bros. 1-3 Year Gov't Bond Index           8.53%                  6.64%                      6.10%1
------------------------------------------- ----------------- -------------------------- ---------------------------
------------------------------------------- ----------------- -------------------------- ---------------------------
Class B Shares (inception 5/3/93)                2.14%                  5.23%                      5.22%
------------------------------------------- ----------------- -------------------------- ---------------------------
------------------------------------------- ----------------- -------------------------- ---------------------------
Class C Shares (inception 2/1/95)                5.04%                  5.40%                      5.61%
------------------------------------------- ----------------- -------------------------- ---------------------------
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Class N Shares (inception 3/1/01)                4.26%                   N/A                        N/A
------------------------------------------- ----------------- -------------------------- ---------------------------
------------------------------------------- ----------------- -------------------------- ---------------------------
Class Y Shares (inception 1/26/98)               7.18%                  6.09%                       N/A
------------------------------------------- ----------------- -------------------------- ---------------------------
1 From 12/31/91.

The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of 3.50%; for Class B, the contingent deferred sales charges of 4% (1 year) and 1% (5
years); and for Class C, the 1% contingent deferred sales charge for the 1-year period.   Total returns for Class
N shares are cumulative and are not annualized.  Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge on redemption and uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. The
Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the Lehman Brothers U.S. Government Bond Index, an unmanaged market-weighted index of U.S. government securities with maturities of 1 year or more and the Lehman Brothers 1-3 Year Government Bond Index, an unmanaged index of U.S. government securities with maturities of 1 to 3 years. The Fund adopted its policy to limit portfolio duration 5/1/94. Index performance reflects the reinvestment of income but does not reflect transaction costs. The Fund's investments vary from the securities in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 2001, as restated to reflect the change in
Distribution and/or Service (12b-1) Fees for Class N shares from 0.25% to 0.50% per annum, effective November 1,
2001.

Shareholder Fees (charges paid directly from your investment):

---------------------------------------------- ------------- ------------- ------------- ------------- -------------
                                                 Class A       Class B       Class C       Class N       Class Y
                                                  Shares        Shares        Shares        Shares        Shares
---------------------------------------------- ------------- ------------- ------------- ------------- -------------
---------------------------------------------- ------------- ------------- ------------- ------------- -------------
Maximum Sales Charge (Load)                       3.50%          None          None          None          None
on purchases
(as % of offering price)
---------------------------------------------- ------------- ------------- ------------- ------------- -------------
---------------------------------------------- ------------- ------------- ------------- ------------- -------------
Maximum Deferred Sales Charge                     None1          4%2           1%3           1%4           None
(Load) (as % of the lower of the
original offering price or redemption
proceeds)
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1.       A  contingent  deferred  sales  charge  may apply to  redemptions  of  investments  of $1  million or more
     ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.       Applies to redemptions in first year after purchase.  The contingent  deferred sales charge declines to 1%
     in the fifth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

---------------------------------------------- ------------- ------------- ------------- ------------- -------------
                                                 Class A       Class B       Class C       Class N       Class Y
                                                  Shares        Shares        Shares        Shares        Shares
---------------------------------------------- ------------- ------------- ------------- ------------- -------------
---------------------------------------------- ------------- ------------- ------------- ------------- -------------
Management Fees                                   0.42%         0.42%         0.42%         0.42%         0.42%
---------------------------------------------- ------------- ------------- ------------- ------------- -------------
---------------------------------------------- ------------- ------------- ------------- ------------- -------------
Distribution and/or Service
(12b-1) Fees                                      0.25%         1.00%         1.00%         0.50%          N/A
---------------------------------------------- ------------- ------------- ------------- ------------- -------------
---------------------------------------------- ------------- ------------- ------------- ------------- -------------
Other Expenses                                    0.18%         0.18%         0.18%         0.20%         0.29%
---------------------------------------------- ------------- ------------- ------------- ------------- -------------
---------------------------------------------- ------------- ------------- ------------- ------------- -------------
Total Annual Operating Expenses                   0.85%         1.60%         1.60%         1.12%         0.71%
---------------------------------------------- ------------- ------------- ------------- ------------- -------------
Expenses  may vary in future  years.  "Other  expenses"  include  transfer  agent  fees,  custodial  expenses,  and accounting  and legal  expenses  the Fund pays.  Effective  November  1, 2001,  the  "Distribution  and/or  Service
(12b-1)  Fees" for Class N shares  increased  from 0.25% to 0.50%.  For the period  from March 1, 2001 when Class N shares were first  offered,  until the Fund's fiscal year end on September 30, 2001,  "Distribution  and/or Service
(12b-1) Fees" and "Total Annual  Operating  Expenses"  for Class N shares were 0.25% and 0.87%,  respectively.  The
Fund's  transfer agent has voluntarily  agreed to limit transfer and shareholder  servicing agent fees to 0.25% per annum of Class Y shares,  effective January 1, 2001, and for all other classes,  0.35% per annum, effective October
1, 2001.  That undertaking may be amended or withdrawn at any time.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the
Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are redeemed:                     1 Year               3 Years             5 Years           10 Years1
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                               $434                 $612                $805               $1,362
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                               $563                 $705                $971               $1,514
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                               $263                 $505                $871               $1,900
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class N Shares                               $214                 $356                $617               $1,363
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class Y Shares                               $73                  $227                $395                $883
------------------------------------ --------------------- -------------------- ------------------ -------------------

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are not redeemed:                 1 Year               3 Years             5 Years           10 Years1
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                               $434                 $612                $805               $1,362
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                               $163                 $505                $871               $1,514
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                               $163                 $505                $871               $1,900
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class N Shares                               $114                 $356                $617               $1,363
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class Y Shares                               $73                  $227                $395                $883
------------------------------------ --------------------- -------------------- ------------------ -------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
1 Class B expenses for years 7 through 10 are based on Class A expenses, because Class B shares automatically convert to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

o        As a fundamental policy, the Fund invests only in obligations issued or guaranteed by the U.S.
         government or its agencies and instrumentalities, repurchase agreements on those securities, and hedging instruments approved by its Board of Trustees.
o        As a principal investment strategy, the Fund expects that under normal market conditions it will maintain an average effective portfolio duration of not more than three years.

         While the Fund seeks to maintain an average effective portfolio duration of not more than three years, the average maturity of the Fund's portfolio can differ from its duration target, and the Fund can hold securities having long, medium and short maturities.

         The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments among different types of securities and maturities. However, changes in the overall market prices of securities and their yields can occur at any time. The share prices and yields of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

U.S. Government Securities.  These are securities issued or guaranteed by the U.S. Treasury or other U.S.
         government agencies or instrumentalities.

o        U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of more than one year and up to ten years when issued), and
         Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury
         Inflation-Protection Securities.

o        Obligations of U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage
         Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National
         Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

o        Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of CMOs and other "pass-through" mortgage securities. CMOs have collateral to secure payment of interest and principal. They may be issued in different series, each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. government agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have a substantial percentage of its assets invested in CMOs and other mortgage-related U.S. government securities.
The Fund's Portfolio "Duration" Strategy. The "maturity" of a security (the date when its principal repayment is due) differs from effective duration, which attempts to measure the expected volatility of a security's price.

         The Fund measures the duration of its entire portfolio of securities on a dollar-weighted basis, to try to maintain an average effective duration of its portfolio of not more than three years, under normal market conditions (that is, when financial markets are not in an unstable or volatile state). However, duration cannot be relied on as an exact prediction of future volatility. There can be no assurance that the Fund will achieve its targeted portfolio duration at all times.

         Duration calculations rely on a number of assumptions and variables based on the historic performance of similar securities. Therefore, duration can be affected by unexpected economic events or conditions relating to a particular security. In the case of CMOs, duration calculations are based on historic rates of prepayments of underlying mortgages. If the mortgages underlying the Fund's investments are prepaid more rapidly or more slowly than expected, the duration calculation for that security may not be correct.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative investments."  CMOs and other mortgage-related securities are examples of "derivative investments" the Fund uses to seek high current income. Some derivative investments held by the Fund, including mortgage-related securities, may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them.  These techniques have risks, although some are designed to help reduce overall investment or market risks.

Zero-Coupon and "Stripped" Securities.  Some of the U.S. government debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped"
         securities are the separate income or principal components of a debt security. Some CMOs and other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently.

         The values of interest-only mortgage-related securities are very sensitive to changes in interest rates and prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When the rates of prepayments tend to fall, the timing of the cash flows to these securities increases, shortening their effective maturities. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

Repurchase  Agreements.  The Fund can enter into repurchase  agreements for cash management and liquidity purposes.
         In a repurchase  transaction,  the Fund buys a U.S. government security and simultaneously  agrees to sell it back later at a higher  price in the  future.  While the  Fund's  repurchase  agreements  must be fully collateralized,  delays or losses  could  occur if the other  party to the  agreement  defaults or becomes insolvent.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale or cannot be sold publicly until it is registered under the Securities Act of 1933.  The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (including repurchase agreements maturing beyond seven days). The Fund's Board of Trustees can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit.  The
         Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Other Derivatives. The Fund might use some other derivative investments, such as interest rate swap agreements and stripped securities, to seek higher returns and may use others, such as options and futures, to hedge portfolio and interest rate risks.

o        Hedging.  The Fund can buy and sell futures contracts, put and call options, and interest rate swaps.
         These are all referred to as "hedging instruments."  The Fund does not use hedging instruments extensively and is not required to use them to seek its objective. The Fund has limits on its use of hedging instruments, for example, the fund does not use hedging instruments for speculative purposes.

         The Fund might buy and sell options and futures for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

         Hedging has risks. Options trading involves the payment of premiums and has special tax effects on the
         Fund. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might not be successful and the strategy could reduce the Fund's returns. The
         Fund could also experience losses if the prices of its

         futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. While portfolio turnover can affect transaction costs the Fund pays, in most cases the Fund does not pay brokerage commissions on debt securities it buys. If the Fund realizes capital gains when it sells its portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during recent prior fiscal years.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January 1960. The Manager and its subsidiaries and affiliates managed more than $120 billion in assets as of December 31, 2001, including other Oppenheimer funds, in more than 5 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York
10018.

Portfolio Managers.  The Fund is managed by John Kowalik, Leslie Falconio and Gina Palmieri. They are the persons who have day-to-day responsibility for management of the Fund's investments. Mr. Kowalik is a Vice
         President of the Fund and a Senior Vice President of the Manager. Prior to joining the Manager in July
         1998, he was Managing Director and senior portfolio manager for Prudential Investments Global Fixed
         Income Group.  Ms. Falconio and Ms. Palmieri are Vice Presidents of the Fund and the Manager and have been members of the portfolio management team since December 1996. Each portfolio manager holds similar positions with other Oppenheimer funds.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.50% of the first $100 million of average annual net assets of the Fund, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million.  The Fund's management fee for its last fiscal year ended September 30, 2001 was 0.42% of average annual net assets for each class of shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

HOW DO you buy SHARES? You can buy shares several ways, as described below.  The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer.  You can buy shares through any dealer, broker, or financial institution that has a sales agreement with the Distributor.  Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.
         If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
     o   Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
         1.800.525.7048 to notify the Distributor of the wire and to receive further instructions.
     o   Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system.  You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
     o   Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other
         Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the
         Statement of Additional Information.

How Much Must You Invest? You can buy Fund shares with a minimum initial investment of $1,000. You can make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.
     o   With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.
     o   Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250.  If your IRA is started as an Asset Builder Plan, the $25 minimum applies.  Additional purchases may be for as little as $25.
     o   The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
         Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask
         your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value.  The Fund calculates the net asset value of each class of shares as of the close of The New York
         Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a
         "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
         Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid securities and obligations for which market values cannot be readily obtained.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the
         Manager, subject to the Board's review, to ascertain a fair value for such security.

The Offering Price.  To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.
         If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares through a dealer, your dealer must receive the order by the close of
         The New York Stock Exchange and transmit it to the Distributor so that it is received before the
         Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
Class A Shares.  If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans).  The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A
         Shares?" below.
Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within five years of buying them, you will normally pay a contingent deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your shares, as described in How Can You Buy Class B Shares?" below.
Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class C Shares?"
         below.
Class N Shares.  If you buy Class N shares  (available only through  certain  retirement  plans),  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your shares  within  18  months of the  retirement  plan's  first  purchase  of Class N  shares,  you may pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

Which class of shares should you choose?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

     o   Investing for the Shorter Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares.
         That is because of the effect of the Class B contingent deferred sales charge if you redeem within five years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
         Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     o   Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You?  Some account features may not be available to
         Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally,  the dividends  payable to Class B, Class C and Class N shareholders  will be reduced by the additional  expenses  borne by those classes that are not borne by Class A or Class Y shares,  such as the
         Class B, Class C and Class N asset-based  sales charge  described below and in the Statement of Additional
         Information.  Share  certificates are not available for Class B, Class C or Class N shares, and if you are considering  using  your  shares  as  collateral  for a loan,  that may be a  factor  to  consider.  Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
         Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups or under specified retirement plan arrangements or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special condition applies.

HOW CAN you BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------ -------------------------- ---------------------------- ---------------------------
  Amount of Purchase              Front-End Sales Charge     Front-End Sales Charge As        Concession As a
                                    As a Percentage of      A Percentage of Net Amount         Percentage of
                                      Offering Price                 Invested                  Offering Price
  ------------------------------ -------------------------- ---------------------------- ---------------------------
  ------------------------------ -------------------------- ---------------------------- ---------------------------
  Less than $100,000                       3.50%                       3.63%                       3.00%
  ------------------------------ -------------------------- ---------------------------- ---------------------------
  ------------------------------ -------------------------- ---------------------------- ---------------------------
  $100,000 or more but less                3.00%                       3.09%                       2.50%
  than $250,000
  ------------------------------ -------------------------- ---------------------------- ---------------------------
  ------------------------------ -------------------------- ---------------------------- ---------------------------
  $250,000 or more but less                2.50%                       2.56%                       2.00%
  than $500,000
  ------------------------------ -------------------------- ---------------------------- ---------------------------
  ------------------------------ -------------------------- ---------------------------- ---------------------------
  $500,000 or more but less                2.00%                       2.04%                       1.50%
  than $1 million
  ------------------------------ -------------------------- ---------------------------- ---------------------------

Can You Reduce Class A Sales Charges?  You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges"
         in the Statement of Additional Information.

     Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts").  Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

              If you redeem any of those shares within an 18 month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0% of the lesser of:
o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

              The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all
              Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

     Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.  The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of
              Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN you BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 5 years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

Years Since Beginning of Month in Which                     Contingent Deferred Sales Charge on
                                                            Redemptions in That Year
Purchase Order was Accepted                                 (As % of Amount Subject to Charge)
0 - 1                                                       4.0%
1 - 2                                                       3.0%
2 - 3                                                       2.0%
3 - 4                                                       2.0%
4 - 5                                                       1.0%
5 and following                                             None

In the table, a "year" is a 12-month period.  In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

         Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them.  This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below.  The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.  When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge.  However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

How Can You Buy Class N Shares? Class N shares are offered only through retirement plans (including IRAs and
403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through group retirement plans (which do not include IRAs and 403(b) plans) that have assets of  $500,000 or more or 100 or more eligible participants.  See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.00% will be imposed upon the redemption of Class N shares, if:
o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts.  The procedures for purchasing, redeeming, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for purchasing, redeeming, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. For example, Massachusetts
Mutual Life Insurance Company, an affiliate of the Manager, may purchase Class Y shares of the Fund and other
Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers. Individual investors cannot buy Class Y shares directly.

         An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for purchasing, redeeming, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. Instructions for purchasing, redeeming, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Distribution and Service (12b-1) Plans.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the
         Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and
         Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class
         C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class
         N shares. The Distributor also receives a service fee of 0.25% per year under each plan.
         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and increase Class N expenses by 0.50% of the net assets per year of the respective class.  Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares.  The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares were sold by the dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.  The Distributor retains the service fees for accounts for which it renders the required personal services.

         The Distributor currently pays a sales concession of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 3.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.

          The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.00%
          of the purchase price, subject to certain exceptions as described in the Statement of Additional
          Information.  The Distributor retains the asset-based sales charge on Class N shares.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by
         PhoneLink) or automatically under Asset Builder Plans, or

      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special
PhoneLink number, 1.800.533.3310.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares.  With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
         below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the
                                              ------------------------
account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that web site.  If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048. At times, the web site may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to
6 months to reinvest all or part of the redemption proceeds in Class A shares of other Oppenheimer funds without paying a sales charge.  This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE IRAs, and rollover IRAs.
SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.
         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege or by telephone. You can also set up
Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check
     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to a Fund account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
Requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver Colorado 80217                                        Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
     o   To redeem shares through a service representative, call 1.800.852.8457
     o   To redeem shares automatically on PhoneLink, call 1.800.533.3310
         Whichever  method you use, you may have a check sent to the address on the account  statement,  or, if you have linked your Fund account to your bank  account on  AccountLink,  you may have the  proceeds  sent to that bank account.
Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or By Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed.
         There is a possibility that the wire may be delayed up to seven days to enable the fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner.  If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.525.7048 to request checkwriting for an account in this Fund with the same registration as the other account.

o        Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o        Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o        Checks must be written for at least $100.
o        Checks cannot be paid if they are written for more than your account value.  Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o        You may not write a check that would require the Fund to redeem shares that were purchased by check or
         Asset Builder Plan payments within the prior 10 days.
o        Don't use your checks if you changed your Fund account number, until you receive new checks.

CAN YOU SELL SHARES THROUGH your DEALER?  The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

how contingent deferred sales charges affect redemptions. If you purchase shares subject to a Class A, Class B,
Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds, unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
     o   the amount of your account value represented by an increase in net asset value over the initial purchase price,
     o   shares purchased by the reinvestment of dividends or capital gains distributions, or
     o   shares redeemed in the special circumstances described in Appendix C to the Statement of Additional
         Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis.  To exchange shares, you must meet several conditions:
     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectuses of both funds must offer the exchange privilege.
     o   You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information
for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of
Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.
         Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.
         Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
   o     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above.  It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.

   o   The  interests  of the Fund's  long-term  shareholders  and its  ability to manage  its  investments  may be adversely  affected  when its shares  are  repeatedly  bought  and sold in  response  to  short-term  market fluctuations--also  known as "market  timing."  When large dollar  amounts are  involved,  the Fund may have difficulty  implementing  long-term investment  strategies,  because it cannot predict how much cash it will have to invest.  Market  timing  also may force the Fund to sell  portfolio  securities  at  disadvantageous times to raise the cash  needed to buy a market  timer's  Fund  shares.  These  factors  may hurt the Fund's performance  and its  shareholders.  When the Manager  believes  frequent  trading  would have a  disruptive effect on the  Fund's  ability to manage  its  investments,  the  Manager  and the Fund may reject  purchase orders and  exchanges  into the Fund by any  person,  group or account  that the  Manager  believes  to be a market timer.

   o   The Fund may amend,  suspend or  terminate  the exchange  privilege  at any time.  The Fund will provide you notice  whenever  it is  required  to do so by  applicable  law,  but it may impose  changes at any time for emergency purposes.

   o   If the Transfer  Agent  cannot  exchange all the shares you request  because of a  restriction  cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.  If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions where reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National
         Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by
         Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the
         Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer
         Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at
         1.800.525.7048.  You may also notify the Transfer Agent in writing.  Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income each regular business day and pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for the shares.  The Fund cannot guarantee that it will pay any dividend or distributions.

         The Fund attempts to pay dividends on Class A shares at a constant level.  There is no assurance that it will be able to do so.  The Board of Trustees may change the targeted dividend rate at any time without prior notice to shareholders.  Additionally, the amount of those dividends and the dividends paid on the Fund's other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares.  Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares.

Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Mutual fund distributions of interest income from U.S. government securities are generally free from state and local income taxes. However, particular states may limit that benefit, and some types of securities, such as repurchase agreements and asset-backed securities, may not qualify for that benefit.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution."  If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.
         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past
5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the
Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the
Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

Class A     Year Ended September 30,                                   2001       2000       1999
1998        1997
===============================================================================================================================
Per Share Operating Data

Net asset value, beginning of period                                 $   9.93   $  10.03   $  10.37    $
10.30    $  10.26
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .50/1/     .64        .63
 .67         .73
Net realized and unrealized gain (loss)                                   .37/1/    (.13)      (.35)
 .10         .03

--------------------------------------------------------
Total income (loss) from investment operations                            .87        .51        .28
 .77         .76
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.58)      (.61)      (.62)
(.68)       (.71)
Dividends in excess of net investment income                               --         --         --
(.02)         --
Tax return of capital distribution                                         --         --         --
--        (.01)

--------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                          (.58)      (.61)      (.62)
(.70)       (.72)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $  10.22   $   9.93   $  10.03    $
10.37    $  10.30

==========================================================
===============================================================================================================================
Total Return, at Net Asset Value/2/                                      8.98%      5.33%      2.78%
7.70%       7.62%
===============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                             $786,012   $627,495   $734,407
$634,677    $524,508
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $681,977   $673,323   $696,607
$584,171    $443,514
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                                                    4.96%/1/   6.46%      6.23%
6.52%       7.13%
Expenses                                                                 0.85%      0.83%      0.84%
0.82%/4/    0.87%/4/
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    97%       121%       141%
161%         68%

1. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
Net investment income                                     $ .53
Net realized and unrealized gain (loss)                     .34
Net investment income ratio                                5.25%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Class B  Year Ended September 30,          2001             2000          1999             1998            1997
================================================================================================================
Per Share Operating Data

Net asset value, beginning of period    $   9.93         $  10.02      $  10.37         $  10.30        $  10.26
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                        .43/1/           .57           .56              .60             .66
Net realized and unrealized gain (loss)      .36/1/          (.12)         (.37)             .09             .02
                                         -----------------------------------------------------------------------
Total income (loss) from investment
operations                                   .79              .45           .19              .69
 .68
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income        (.50)            (.54)         (.54)            (.60)           (.63)

Dividends in excess of net investment
income                                        --               --            --             (.02)             --
Tax return of capital distribution            --               --            --               --            (.01)
                                        ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                             (.50)            (.54)         (.54)            (.62)           (.64)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $  10.22         $   9.93      $  10.02         $  10.37        $  10.30
                                                                       =========================================
================================================================================================================
Total Return, at Net Asset Value/2/         8.17%            4.64%         1.91%            6.90%           6.82%
================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in           $425,088         $329,877      $399,692         $277,381        $183,476
thousands)
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $353,905         $360,003      $351,099         $210,362        $171,496
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                       4.20%/1/         5.70%         5.48%            5.76%           6.39%
Expenses                                    1.60%            1.59%         1.59%            1.58%/4/
1.62%/4/
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       97%             121%          141%             161%             68%

1. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
Net investment income                          $.45
Net realized and unrealized gain (loss)         .34
Net investment income ratio                    4.49%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

Class C  Year Ended September 30,           2001        2000          1999            19981            1997
================================================================================================================
Per Share Operating Data

Net asset value, beginning of period    $   9.92    $  10.01      $  10.35         $  10.29         $ 10.25
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                        .44/2/      .57           .56              .59             .66
Net realized and unrealized gain (loss)      .34/2/     (.12)         (.36)             .09             .02
                                         -----------------------------------------------------------------------
Total income (loss) from investment
operations                                   .78         .45           .20              .68             .68
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income        (.50)       (.54)         (.54)            (.61)           (.63)
Dividends in excess of net investment
income                                        --          --            --             (.01)             --
Tax return of capital distribution            --          --            --               --            (.01)
                                         -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                             (.50)       (.54)         (.54)            (.62)           (.64)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $  10.20    $   9.92      $  10.01         $  10.35         $ 10.29
                                        ========================================================================
================================================================================================================
Total Return, at Net Asset Value/3/         8.08%       4.65%         2.01%            6.81%           6.83%
================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in
thousands)                              $248,537    $168,665      $210,616         $143,563         $73,559
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $190,885    $184,442      $187,226         $100,604         $57,506
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                       4.21%/1/    5.70%         5.47%            5.73%           6.35%
Expenses                                    1.60%       1.59%         1.59%            1.57%/5/        1.62%/5/
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       97%        121%          141%             161%             68%

1. Per share amounts calculated on the average shares outstanding during the period.
2. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial
Statements, these amounts would have been:
Net investment income                      $ .46
Net realized and unrealized gain (loss)      .32
Net investment income ratio                 4.50%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Class N Period Ended September 30,                                      2001/1/
================================================================================
Per Share Operating Data
Net asset value, beginning of period                                  $10.06
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                    .32/2/
Net realized and unrealized gain (loss)                                  .15/2/

Total income (loss) from investment operations                           .47
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    (.32)
Dividends in excess of net investment income                              --
Tax return of capital distribution                                        --
                                                                     -----------
Total dividends and/or distributions
to shareholders                                                         (.32)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $10.21
                                                                     ===========
================================================================================
Total Return, at Net Asset Value/3/                                     4.74%
================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                              $1,922
--------------------------------------------------------------------------------
Average net assets (in thousands)                                     $  597
--------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                                   5.29%/2/
Expenses                                                                0.87%
--------------------------------------------------------------------------------
Portfolio turnover rate                                                   97%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.
2. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
Net investment income                  $   .33
Net realized and unrealized gain (loss)    .14
Net investment income ratio               5.58%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended September 30,                       2001          2000            1999             1998/1/
===============================================================================================================

Per Share Operating Data
Net asset value, beginning of period                $  9.93        $10.03          $10.37           $10.33
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .56/2/        .68             .66              .47
Net realized and unrealized gain (loss)                 .33/2/       (.13)           (.34)             .06
                                                    -----------------------------------------------------------
Total income (loss) from investment
operations                                              .89           .55             .32              .53
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                   (.61)         (.65)           (.66)            (.47)
Dividends in excess of net investment income             --            --              --             (.02)
Tax return of capital distribution                       --            --              --               --
                                                    -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.61)         (.65)           (.66)            (.49)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 10.21        $ 9.93          $10.03           $10.37
                                                    ===========================================================
===============================================================================================================
Total Return, at Net Asset Value/3/                    9.19%         5.71%           3.15%            5.30%
===============================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $42,527        $6,400             $69               $1
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $22,239        $4,178             $ 2               $1
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                  5.14%/2/      6.78%           6.75%            6.82%
Expenses                                               0.71%         0.51%           0.60%            0.43%/5/
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  97%          121%            141%             161%

1. For the period from January 26,1998 (inception of offering) to September
30,1998.
2. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would hav been:
Net investment income                       $.58
Net realized and unrealized gain (loss)      .31
Net investment income ratio                 5.43%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

INFORMATION AND SERVICES

For More Information on Oppenheimer Limited-Term Government Fund

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the
Fund’s investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this
Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund’s investments and performance is available in the Fund’s Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the
notice explaining the Fund’s privacy policy and other information about the Fund or your account:

------------------------------------------- ------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.525.7048
------------------------------------------- ------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------
On the Internet:                            You can send us a request by e-mail or read or down-load
                                            documents on the OppenheimerFunds website:
                                            WWW.OPPENHEIMERFUNDS.COM
                                            ------------------------
------------------------------------------- ------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet website at www.sec.gov.
Copies may be obtained after payment of a duplicating fee by electronic request at the SEC’s e-mail address: publicinfo@sec.gov or by writing to the
SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No one has been
authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus.
This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

        The
Fund’s shares are distributed by:

The Fund's SEC File No.: 811-4563
PR0855.001.0102 printed on recycled paper.                    [logo] OppenheimerFunds Distributor, Inc.

                                             Appendix to Prospectus of
                                     Oppenheimer Limited-Term Government Fund

>        Graphic
material included in the Prospectus of Oppenheimer Limited-Term Government Fund
under the heading “Annual Total Returns (Class A)(as of 12/31 each year)":

        A
bar chart will be included in the Prospectus of Oppenheimer Limited-Term
Government Fund (the “Fund”) depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                     Annual
Year                           Total
Ended                        Returns

12/31/92                       4.42%
12/31/93                       7.80%
12/31/94                       0.48%
12/31/95                      10.43%
12/31/96                       4.88%
12/31/97                       7.62%
12/31/98                       6.88%
12/31/99                      2.25%
12/31/00                       7.33%
12/31/01                       6.94%